Summary of significant accounting policies (FY)- Additional Information (Details)	1 Months Ended	2 Months Ended	3 Months Ended			9 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2016 USD ($)	Feb. 29, 2016	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Sep. 30, 2017 USD ($) segment	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) segment	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Number of reportable segments | segment						2			2
Short-term investments, original maturities									3 months
Unbilled receivables								$ 705,800,000	$ 705,800,000	$ 2,045,200,000
Unbilled receivables billing period									30 days
Valuation allowances and reserves, percent of accounts receivable									8.50%	10.60%
Accounts receivable			$ 3,818,300,000			$ 3,818,300,000		4,140,300,000	$ 4,140,300,000
Available-for-sale securities								$ 0	$ 0	$ 0
Percentage of goodwill evaluated by qualitative assessment								99.00%	99.00%
Percentage of goodwill evaluated by step 1 analysis								1.00%	1.00%
Impairment charge									$ 0	0	$ 0
Amortization period						15 years			15 years
Amortization of intangible assets			366,100,000	$ 463,700,000		$ 1,092,600,000	$ 1,370,700,000		$ 1,832,800,000	1,730,900,000	1,753,500,000
Percentage of reinsurance subsidy									80.00%
Cumulative translation adjustments								$ 12,300,000	$ 12,300,000	14,000,000
Foreign currency translation adjustment			3,700,000	(1,700,000)		$ 8,400,000	4,400,000		1,700,000	(16,100,000)	(9,600,000)
Tax benefit relating to employee stock compensation									$ 11,200,000	58,000,000	93,600,000
Trade names
Summary Of Significant Accounting Policies [Line Items]
Amortization period									10 years
Miscellaneous
Summary Of Significant Accounting Policies [Line Items]
Amortization period						5 years			5 years
Minimum
Summary Of Significant Accounting Policies [Line Items]
Equity method investment, ownership percentage								20.00%	20.00%
Minimum | Customer-related intangibles
Summary Of Significant Accounting Policies [Line Items]
Amortization period						8 years			10 years
Minimum | Trade names
Summary Of Significant Accounting Policies [Line Items]
Amortization period						6 years
Maximum
Summary Of Significant Accounting Policies [Line Items]
Equity method investment, ownership percentage								50.00%	50.00%
Maximum | Customer-related intangibles
Summary Of Significant Accounting Policies [Line Items]
Amortization period						20 years			20 years
Maximum | Trade names
Summary Of Significant Accounting Policies [Line Items]
Amortization period						10 years
State of Illinois
Summary Of Significant Accounting Policies [Line Items]
Accounts receivable								$ 95,300,000	$ 95,300,000	170,500,000
Anthem | Customer contracts
Summary Of Significant Accounting Policies [Line Items]
Amortization period	10 years	15 years						10 years
Period of contract						10 years			10 years
Amortization of intangible assets			$ 55,400,000	$ 55,400,000		$ 166,200,000	$ 145,100,000		$ 200,500,000	95,100,000	$ 112,400,000
Anthem | Intangible assets, amortization period | Customer contracts
Summary Of Significant Accounting Policies [Line Items]
Amortization period	5 years
Amortization of intangible assets	$ 10,500,000				$ 32,000,000			$ 105,600,000	$ 126,700,000
Subsidiaries | Minimum | Customer-related intangibles
Summary Of Significant Accounting Policies [Line Items]
Amortization period									8 years
Subsidiaries | Maximum | Customer-related intangibles
Summary Of Significant Accounting Policies [Line Items]
Amortization period									16 years
Furniture
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life									7 years
Equipment and purchased computer software | Minimum
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life									3 years
Equipment and purchased computer software | Maximum
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life									5 years
Building | Minimum
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life									10 years
Building | Maximum
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life									35 years
Capitalized software | Maximum
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life									5 years
Allowance for doubtful accounts receivable
Summary Of Significant Accounting Policies [Line Items]
Valuation allowances and reserves								75,000,000	$ 75,000,000	87,300,000
Contractual allowance from third-party payors
Summary Of Significant Accounting Policies [Line Items]
Valuation allowances and reserves								115,200,000	115,200,000	133,200,000
Client credits
Summary Of Significant Accounting Policies [Line Items]
Valuation allowances and reserves								199,600,000	199,600,000	194,700,000
Estimated uncollectible rebates from manufacturers
Summary Of Significant Accounting Policies [Line Items]
Valuation allowances and reserves								257,900,000	257,900,000	381,200,000
Bank overdrafts
Summary Of Significant Accounting Policies [Line Items]
Unsecured short-term loan related to bank overdrafts								0	0
Claims and rebates payable and accounts payable
Summary Of Significant Accounting Policies [Line Items]
Bank overdrafts								$ 824,800,000	$ 824,800,000	$ 745,800,000